Audit fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor's remuneration [abstract]
Audit fees	$ 2,657	$ 1,979	$ 1,394
Audit-related fees	597	330	380
Total	$ 3,254	$ 2,309	$ 1,774